INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between our effective tax rate and the United States statutory rate is as follows:

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Expected federal tax rate	21.0%	21.0%
State income taxes, net of federal tax benefit	6.3%	6.3%
Non-deductible expenses	0.0%	0.0%
Effect of net operating loss true-up	0.0%	0.0%
Utilization of net operating losses	(27.3)%	(27.3)%
Effective tax rate	0.0%	0.0%

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Significant components of our deferred tax assets and deferred tax liabilities consist of the following:

(in thousands)	March 31, 2023	March 31, 2022
Deferred Tax Assets:
Net operating loss carryforwards	$2,313,000	$3,183
Valuation allowance	(2,313,000)	(3,183)
Net deferred tax assets	$—	$—